Accrued liabilities and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
Summary of Accrued Liabilities and Other Current Liabilities

	As of December 31,
	2016	2017
Rebates payable to customers	5,214	3,257
VAT and other taxes payable	1,679	2,659
Security deposit received from customers	772	686
Accrued employee benefits	3,257	2,741
Accrued professional fees	1,544	4,167
Accrued marketing and hosting expense	1,424	1,831
Others	1,201	788

	15,091	16,129